Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of operating lease additional information	The operating lease expense was recorded in cost and expenses on the consolidated statements of operations.

	For the years ended December 31
	2021	2022
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	165,373	161,743
Non-cash right-of-use assets obtained in exchange for new lease obligations:
Operating leases	166,844	22,238
Weighted average remaining lease term
Operating leases	2.11	1.63
Weighted average discount rate
Operating leases	3.48%	3.57%

Summary of future minimum payments under operating leases
As of December 31, 2022, the Group has no significant lease contract that has been entered into but not yet commenced, and the future minimum payments under operating leases were as follows:

Amounts
RMB
2023	89,642
2024	22,245
2025 and thereafter	13,210
Less imputed interest	3,464

Total	121,633